Cover	Apr. 14, 2023
Statement [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	PetVivo Holdings, Inc., a Nevada corporation (the “Company” or “PetVivo”) is filing this Form 8-K/A (“Amendment”) to amend the Company’s Current Report on Form 8-K filed on April 17, 2023 (the “Original Form 8-K”) to update certain disclosures therein under Item 5.02 that were not determined at the time of the filing of the Original Form 8-K. The disclosures contained in Item 5.02 of the Original Form 8-K are hereby supplemented and amended by the disclosures contained in Item 5.02 of this Amendment.
Document Period End Date	Apr. 14, 2023
Entity File Number	001-40715
Entity Registrant Name	PETVIVO HOLDINGS, INC.
Entity Central Index Key	0001512922
Entity Tax Identification Number	99-0363559
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5251 Edina Industrial Blvd.
Entity Address, City or Town	Edina
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55439
City Area Code	(952)
Local Phone Number	405-6216
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001
Statement [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	PETV
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock
Statement [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	PETVW
Security Exchange Name	NASDAQ